Concentration and Risks	6 Months Ended
Jun. 30, 2025
Concentration and Risks [Abstract]
Concentration and risks
14.	Concentration and risks

The Company is not exposed to significant financial risks other than the concentration risk, which is analyzed as follows:

Customers

Customers who accounted for 10% or more of the Company’s revenues or with significant outstanding receivables are analysed as follows:

	Revenue for six months ended June 30,		At June 30,	At December 31,
	2025	2024	2025	2024
Customer A	—%	17.06%	—%	33.95%
Customer B	—	—	—	9.13
Customer C	—	—	—	10.02
Customer D	—	24.56	—	18.31
Customer E	—	15.90	—	13.86
Customer F	30.2	—	22.7	—
Customer G	28.7	—	21.4	—
Customer H	32.3	—	24.9	—
Customer I	—	—	12.4	—
Customer J	—	—	14.8	—
	91.2%	57.52%	96.2%	85.27%